Organization and operations (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Decrease in company workforce (as a percent)	60.00%	60.00%
Number of reportable segments | segment			2
Accumulated deficit			$ 132,961,275	$ 111,079,275
Cash and cash equivalents			$ 9,829,624	$ 19,186,036